INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2013		2014
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	7,123,976	40	7,112,103	40
CSI SkyPower	3,813,133	50	3,532,851	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	2,584,143	10	3,310,861	10
Foto Light LP ("Foto Light")	—		2,389,722	5
Discovery Light LP ("Discovery Light")	—		2,125,176	5
Others	20,549,236	21-50	20,352,071	21-50

Total	34,070,488		38,822,784